Investment and Fair Value Measurement (Details) - Schedule of Carrying Value of the Non-Marketable Investments - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Long-Term Investments [Abstract]
Initial cost basis	$ 4,079,707	$ 4,079,707
Upward adjustments	12,539,960	12,539,960
Downward adjustments and impairment	(520,821)	(520,821)
Total carrying value at the end of the period	$ 16,098,846	$ 16,098,846